Research and Development Expenses (Details) - Schedule of Research and Development Expenses - Research and Development Expenses [Member] - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Research and Development Expenses [Line Items]
Salaries	$ 336,161	$ 210,995
Contract services and supplies	456,370	238,637
Utility	1,484	1,215
Design cost	6,237	14,047
Depreciation	10,630	12,883
Other	17,130	3,925
Total	$ 828,013	$ 481,702